As filed with the Securities and Exchange Commission on November 13, 2015

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 258	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 259	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
 (Address of Principal Executive Offices)

(303) 623-2577
 Registrant’s Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 11, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 254 to its Registration Statement until December 11, 2015.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 254 under the Securities Act of 1933 and Amendment No. 255 under the Investment Company Act of 1940, filed on September 1, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 258 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 13th day of November, 2015.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter
Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	November 13, 2015
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	November 13, 2015
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	November 13, 2015
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	November 13, 2015
Thomas A. Carter
/s/ Patrick D. Buchanan	Treasurer	November 13, 2015
Patrick D. Buchanan

*Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.